SEGMENT AND GEOGRAPHIC INFORMATION (Segment Information) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Audi [Member] USD ($)	Dec. 31, 2013 Audi [Member] CNY	Dec. 31, 2012 Audi [Member] CNY	Dec. 31, 2011 Audi [Member] CNY	Dec. 31, 2013 FAW Volkswagen [Member] USD ($)	Dec. 31, 2013 FAW Volkswagen [Member] CNY	Dec. 31, 2012 FAW Volkswagen [Member] CNY	Dec. 31, 2011 FAW Volkswagen [Member] CNY	Dec. 31, 2013 FAW Mazda [Member] USD ($)	Dec. 31, 2013 FAW Mazda [Member] CNY	Dec. 31, 2012 FAW Mazda [Member] CNY	Dec. 31, 2011 FAW Mazda [Member] CNY	Dec. 31, 2013 FAW Toyota [Member] USD ($)	Dec. 31, 2013 FAW Toyota [Member] CNY	Dec. 31, 2012 FAW Toyota [Member] CNY	Dec. 31, 2011 FAW Toyota [Member] CNY	Dec. 31, 2013 Shanghai Volkswagen [Member] USD ($)	Dec. 31, 2013 Shanghai Volkswagen [Member] CNY	Dec. 31, 2012 Shanghai Volkswagen [Member] CNY	Dec. 31, 2011 Shanghai Volkswagen [Member] CNY	Dec. 31, 2013 Chang An Mazda [Member] USD ($)	Dec. 31, 2013 Chang An Mazda [Member] CNY	Dec. 31, 2012 Chang An Mazda [Member] CNY	Dec. 31, 2011 Chang An Mazda [Member] CNY	Dec. 31, 2013 GAC Honda [Member] USD ($)	Dec. 31, 2013 GAC Honda [Member] CNY	Dec. 31, 2012 GAC Honda [Member] CNY	Dec. 31, 2011 GAC Honda [Member] CNY	Dec. 31, 2013 Unallocated [Member] USD ($)	Dec. 31, 2013 Unallocated [Member] CNY	Dec. 31, 2012 Unallocated [Member] CNY	Dec. 31, 2011 Unallocated [Member] CNY	Dec. 31, 2013 Eliminations [Member] USD ($)	Dec. 31, 2013 Eliminations [Member] CNY	Dec. 31, 2012 Eliminations [Member] CNY	Dec. 31, 2011 Eliminations [Member] CNY
Revenues:
Sales of automobiles - Third parties	$ 460,606	2,788,366	2,875,213	2,664,750	$ 132,950	804,840	845,436	957,338	$ 125,037	756,936	814,443	521,918	$ 60,989	369,212	336,594	362,566	$ 52,102	315,408	325,323	240,151	$ 49,925	302,228	313,424	426,519	$ 17,603	106,563	62,129	51,749	$ 22,000	133,179	177,374	104,174	$ 474	2,868	490	335	$ (474)	(2,868)
Sales of automobiles - Related party	7,574	45,853																											7,574	45,853
Automobile repair and maintenance services	58,065	351,508	324,974	333,755	19,550	118,349	131,820	141,623	12,684	76,786	51,252	43,549	7,579	45,881	40,371	48,512	7,695	46,584	43,625	32,969	3,543	21,449	22,605	25,432	2,183	13,216	13,068	24,271	4,158	25,169	20,966	13,872	673	4,074	1,267	3,527
Sales of leased automobiles	9,396	56,886	35,635	18,310	3,487	21,112	11,751	8,977	1,738	10,525	7,362	3,491	2,270	13,740	11,844	3,189	435	2,633	899	474	1,147	6,942	3,369	2,179	208	1,258	410						111	676
Other services	4,976	30,123	29,465	19,403	1,233	7,466	8,725	7,727	1,883	11,398	11,043	3,603	518	3,136	3,116	2,065	325	1,967	2,123	1,662	257	1,557	1,746	1,374	113	682	844	628	575	3,481	1,808	942	72	436	13,482	5,609			(13,422)	(4,207)
Total revenues	540,617	3,272,736	3,265,287	3,036,218	157,220	951,767	997,732	1,115,665	141,342	855,645	884,100	572,561	71,356	431,969	391,925	416,332	60,557	366,592	371,970	275,256	54,872	332,176	341,144	455,504	20,107	121,719	76,451	76,648	34,307	207,682	200,148	118,988	1,330	8,054	15,239	9,471	(474)	(2,868)	(13,422)	(4,207)
Costs of goods sold:
Sales of automobiles	(445,189)	(2,695,041)	(2,774,529)	(2,540,668)	(122,972)	(744,436)	(803,617)	(892,696)	(116,016)	(702,330)	(771,782)	(493,049)	(59,837)	(362,233)	(329,203)	(359,337)	(52,321)	(316,736)	(329,778)	(236,427)	(46,454)	(281,220)	(307,663)	(405,274)	(17,205)	(104,153)	(61,936)	(51,213)	(30,384)	(183,933)	(183,972)	(102,248)				(4,631)			13,422	4,207
Automobile repair and maintenance services	(33,472)	(202,633)	(188,859)	(163,242)	(9,584)	(58,018)	(61,382)	(58,044)	(8,579)	(51,937)	(34,942)	(26,318)	(4,337)	(26,255)	(23,442)	(23,671)	(4,784)	(28,960)	(27,560)	(17,026)	(2,282)	(13,811)	(14,537)	(13,304)	(1,465)	(8,871)	(8,847)	(12,963)	(2,643)	(16,000)	(16,774)	(10,155)	(272)	(1,649)	(1,375)	(1,761)	474	2,868
Sales of leased automobiles	(11,940)	(72,283)	(50,068)	(17,330)	(3,281)	(19,861)	(11,171)	(8,348)	(1,665)	(10,084)	(6,915)	(3,293)	(2,244)	(13,584)	(11,613)	(3,156)	(430)	(2,603)	(914)	(466)	(1,110)	(6,717)	(3,308)	(2,067)	(207)	(1,256)	(408)						(3,003)	(18,178)	(15,739)
Other services	(234)	(1,415)	(1,499)	(2,802)			(1)	(2)	(171)	(1,037)	(1,015)	(340)	(28)	(170)	(190)	(61)	(12)	(70)	(85)	(72)	(9)	(55)	(57)	(40)	(13)	(75)	(58)	(24)					(1)	(8)	(93)	(2,263)
Total cost of goods sold	(490,835)	(2,971,372)	(3,014,955)	(2,724,042)	(135,837)	(822,315)	(876,171)	(959,090)	(126,431)	(765,388)	(814,654)	(523,000)	(66,446)	(402,242)	(364,448)	(386,225)	(57,547)	(348,369)	(358,337)	(253,991)	(49,855)	(301,803)	(325,565)	(420,685)	(18,890)	(114,355)	(71,249)	(64,200)	(33,027)	(199,933)	(200,746)	(112,403)	(3,276)	(19,835)	(17,207)	(8,655)	474	2,868	13,422	4,207
Selling, marketing and distribution expenses	(17,049)	(103,207)	(101,544)	(91,438)	(5,852)	(35,424)	(26,656)	(29,415)	(3,694)	(22,360)	(22,518)	(13,223)	(2,748)	(16,638)	(16,697)	(12,897)	(1,659)	(10,042)	(9,004)	(11,361)	(1,114)	(6,746)	(14,985)	(13,513)	(1,283)	(7,769)	(5,900)	(6,567)	(499)	(3,020)	(2,348)	(1,883)	(200)	(1,208)	(3,436)	(2,579)
General and administrative expenses	(11,641)	(70,476)	(63,295)	(54,274)	(1,813)	(10,978)	(7,768)	(8,883)	(2,343)	(14,183)	(9,283)	(5,144)	(891)	(5,396)	(6,216)	(5,224)	(1,456)	(8,812)	(8,584)	(4,570)	(1,541)	(9,326)	(7,074)	(7,117)	(242)	(1,467)	(1,836)	(2,431)	(1,111)	(6,727)	(6,696)	(3,585)	(2,244)	(13,587)	(15,838)	(17,320)
Other income, net	848	5,137	1,475	1,407	585	3,541	252	771	91	549	777	123	46	279	225	52	40	237	84	213				18	28	171		(4)	22	136	89	37	37	224	48	197
Loss from impairment of intangible assets	(281)	(1,700)	(26,450)												(10,700)				(8,700)												(7,050)
Interest income	1,203	7,282	7,143	3,182	324	1,959	1,508	759	176	1,068	1,074	790	34	207	200	178	235	1,422	1,393	946	372	2,249	771	386	8	51	14	78	53	320	1,005	16	1	6	1,178	29
Interest expense	(12,083)	(73,147)	(73,673)	(61,560)	(3,548)	(21,478)	(24,562)	(24,863)	(3,451)	(20,891)	(18,626)	(14,529)	(1,336)	(8,091)	(8,385)	(7,983)	(2,235)	(13,534)	(15,488)	(7,991)	(603)	(3,649)	(841)	(2,593)	(137)	(825)	(611)	(1,275)	(899)	(5,442)	(4,069)	(2,231)	(4)	(22)	(1,091)	(95)	(130)	(784)
Exchange loss	(183)	(1,110)	(8)	(9,100)	(179)	(1,087)																											(4)	(23)	(8)	(9,100)
Income tax (expense) benefit	(6,028)	(36,491)	(12,199)	(33,291)	(3,010)	(18,224)	(17,836)	(25,160)	(1,380)	(8,349)	(7,080)	(5,874)	(152)	(918)	2,604	(2,572)	(400)	(2,419)	5,868	(134)	(562)	(3,402)	1,365	(3,436)	(188)	(1,138)	718	(648)	(108)	(653)	3,128	298	(379)	(2,302)	(966)	4,235	(65)	(392)
Net income (loss) and comprehensive income (loss)	4,568	27,652	(18,219)	67,102	7,890	47,761	46,499	69,784	4,310	26,092	13,790	11,704	(137)	(830)	(11,492)	1,661	(2,465)	(14,925)	(20,798)	(1,632)	1,569	9,499	(5,185)	8,564	(597)	(3,613)	(2,413)	1,601	(1,327)	(8,031)	(16,539)	(763)	(4,740)	(28,693)	(22,081)	(23,817)	65	392
Total assets	548,998	3,323,472	2,659,332	2,570,875	183,489	1,110,788	751,963	685,052	126,282	764,473	622,094	466,921	59,001	357,178	220,102	347,255	39,263	237,689	232,866	273,563	29,521	178,710	201,153	185,776	5,191	31,423	31,019	38,215	27,190	164,598	126,010	149,122	176,630	1,069,266	1,052,360	958,532	(97,569)	(590,653)	(578,235)	(533,561)
Total liabilities	(360,267)	(2,180,949)	(1,844,461)	(1,737,785)	(84,438)	(511,166)	(502,540)	(507,737)	(83,824)	(507,444)	(401,619)	(269,846)	(49,219)	(297,597)	(159,981)	(275,617)	(34,522)	(208,984)	(189,208)	(209,060)	(22,435)	(135,815)	(167,940)	(147,431)	(3,941)	(23,860)	(19,864)	(24,657)	(29,532)	(178,776)	(132,156)	(134,841)	(48,330)	(292,577)	(246,979)	(134,423)	(4,026)	(24,370)	(24,174)	(34,173)
Capital expenditures	38,073	230,480	167,070	205,770	17,250	104,426	85,991	74,269	9,797	59,755	70,397	110,258	2,835	17,161	2,078	3,321	907	5,493	2,717	3,046	1,833	11,093	1,751	10,150	1,567	9,485	196	1,429	222	1,344	2,062	100	3,588	21,723	1,878	3,197
Depreciation and amortization expenses	4,689	28,389	26,452		1,291	7,814	8,725	6,970	1,126	6,818	5,707	3,161	1,035	6,265	3,944	3,010	377	2,282	3,085	1,446	346	2,098	1,968	1,943	101	611	688	595	244	1,476	1,752	1,208	169	1,025	583	29				18,362
Goodwill	$ 12,163	73,634	73,634	73,634					$ 5,645	34,175	34,175	34,175	$ 1,589	9,620	9,620	9,620	$ 2,599	15,735	15,735	15,735									$ 2,330	14,104	14,104	14,104